Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Trade and other receivables, Current	$ 239,425,507	$ 207,208,820
Derivative instruments, Current	38,169,894	20,038,433
Other financial assets, current	38,564,527	20,523,276
Trade and other receivables, Non-Current	1,156,638	1,032,923
Derivative instruments, non-current		30,789,703
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [Line Items]
Derivative instruments, Current	41,023	402,716
Derivative instruments, non-current	36,086
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [Line Items]
Derivative instruments, Current	1,491,497	10,343,671
Total current	1,491,497	10,343,671
Equity instruments		6,353
Derivative instruments, non-current	36,086
Total non-current	36,086	6,353
Total	1,527,583	10,350,024
Financial assets at amortised cost, category [member]
Disclosure of financial assets [Line Items]
Trade and other receivables, Current	371,656,536	301,379,119
Other financial assets, current	84,580	82,127
Total current	371,741,116	301,461,246
Trade and other receivables, Non-Current	1,156,638	1,032,923
Total non-current	1,156,638	1,032,923
Total	372,897,754	302,494,169
Other Comprehensive Income [Member]
Disclosure of financial assets [Line Items]
Equity instruments	269,031
Derivative instruments, Current	1,423,613	5,742,633
Total current	1,692,644	5,742,633
Equity instruments	2,326,484	2,595,342
Total non-current	2,326,484	2,595,342
Total	4,019,128	8,337,975
Derivatives Designated as Hedges [Member]
Disclosure of financial assets [Line Items]
Total current	38,169,894	20,038,433
Derivative instruments, non-current		30,789,703
Total non-current		30,789,703
Total	$ 38,169,894	$ 50,828,136